Related Parties - Net Transfers To the Parent (Details) - Parent - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Apr. 04, 2021	Jan. 01, 2023	Jan. 03, 2021
Related Party Transaction [Line Items]
Transfer of liability to Parent		$ 1,016
Net transfers to the Parent as reflected in the Condensed Combined Statements of Cash Flows
Related Party Transaction [Line Items]
Transfer of liability to Parent	$ (286)	(216)	$ 7	$ (1,597)	$ (3,446)
Cash pooling and general financing activities
Related Party Transaction [Line Items]
Transfer of liability to Parent	(409)	(408)	(832)	(2,568)	(4,414)
Corporate cost allocations
Related Party Transaction [Line Items]
Transfer of liability to Parent	96	193	831	828	818
Taxes deemed settled with the Parent
Related Party Transaction [Line Items]
Transfer of liability to Parent	27	0	44	78	151
Allocated derivative and hedging losses
Related Party Transaction [Line Items]
Transfer of liability to Parent	0	(1)	(36)	65	(1)
Net transfers to the Parent as reflected in the Condensed Combined Statements of Equity
Related Party Transaction [Line Items]
Transfer of liability to Parent	(283)	(181)	913	(1,485)	(3,331)
Stock-based compensation expense
Related Party Transaction [Line Items]
Transfer of liability to Parent	35	35	$ 141	$ 137	$ 115
Other
Related Party Transaction [Line Items]
Transfer of liability to Parent	$ (32)	$ 0